Consolidated Balance Sheets (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current Assets:
Cash and cash equivalents	¥ 1,378,444	¥ 1,195,142
Current portion of investment	101,064	100,820
Trade accounts receivable	860,202	1,158,764
Prepaid expenses	112,108	104,284
Deferred tax assets	174,453	73,217
Other current assets	139,341	137,983
Total Current Assets	2,765,612	2,770,210
Property and equipment-net	702,914	789,324
Capitalized computer software costs-net	929,028	832,941
Other intangible assets-net	13,163	5,064
Investments in securities	372,911	266,865
Rental deposits	126,047	99,082
Deferred IPO costs		273,488
Deferred tax assets	67,597
Other assets	23,551	40,303
TOTAL ASSETS	5,000,823	5,077,277
Current Liabilities:
Trade accounts payable	323,898	505,498
Current portion of long-term debt	285,897	188,241
Accrued income taxes	8,970	138,806
Retirement and severance benefits-current	5,301	4,082
Accrued expenses	182,983	174,141
Other current liabilities	33,603	59,683
Total Current Liabilities	840,652	1,070,451
Noncurrent Liabilities:
Long-term debt	445,186	447,284
Retirement and severance benefits-noncurrent	12,520	6,264
Deferred tax liabilities	39,347	149,237
Other liabilities	41,504	27,069
Total Noncurrent Liabilities	538,557	629,854
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 72,000,000 shares; Issued and outstanding, 31,931,360 shares and 34,411,360 shares at March 31, 2013 and 2014, respectively	1,404,139	911,774
Additional paid-in capital	890,478	547,872
Retained earnings	1,171,098	1,779,102
Accumulated other comprehensive income	134,619	121,742
Treasury stock, at cost-560 shares and 630 shares at March 31, 2013 and 2014, respectively	(26)	(26)
Total UBIC, Inc. shareholders' equity	3,600,308	3,360,464
NONCONTROLLING INTERESTS	21,306	16,508
Total Equity	3,621,614	3,376,972
TOTAL LIABILITIES AND EQUITY	¥ 5,000,823	¥ 5,077,277